Income Tax Expense - Schedule of Reconciliation of Tax Expense and Profit Before Tax (Parenthetical) (Detail)		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hong Kong [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%	16.50%